Expense Example - iShares Cloud 5G and Tech ETF - iShares Cloud 5G and Tech ETF	Jun. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	$ 151